File No. 333-00095

               SECURITIES AND EXCHANGE COMMISSION
                   WASHINGTON, D.C. 20549-1004

                         POST-EFFECTIVE
                         AMENDMENT NO. 5

                               TO
                            FORM S-6

For Registration Under the Securities Act of 1933 of Securities of Unit Investment Trusts Registered on Form N-8B-2

       The First Trust Special Situations Trust Series 139
           COMMUNICATIONS CONVERGENCE TRUST, SERIES 1
                      (Exact Name of Trust)

                      NIKE SECURITIES L.P.
                    (Exact Name of Depositor)

                      1001 Warrenville Road
                     Lisle, Illinois  60532

  (Complete address of Depositor's principal executive offices)


          NIKE SECURITIES L.P.      CHAPMAN AND CUTLER
          Attn:  James A. Bowen     Attn:  Eric F. Fess
          1001 Warrenville Road     111 West Monroe Street
          Lisle, Illinois  60532    Chicago, Illinois  60603

        (Name and complete address of agents for service)

It is proposed that this filing will become effective (check appropriate box)

:    :  immediately upon filing pursuant to paragraph (b)
:  x :  May 1, 2001
:    :  60 days after filing pursuant to paragraph (a)
:    :  on (date) pursuant to paragraph (a) of rule (485 or 486)



THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 139
COMMUNICATIONS CONVERGENCE TRUST, SERIES 1

2,106,818 UNITS
-------------------------------------------------------------------------------


PROSPECTUS

Part One
Dated April 30, 2001

NOTE: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.


The Trust

Communications Convergence Trust, Series 1 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks issued by communications, technology and broadcasting companies. At March 16, 2001, each Unit represented a 1/2,106,818 undivided interest in the principal and net income of the Trust (see "The FT Series" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.


Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding, plus a sales charge of 3.0% of the Public Offering Price (3.093% of the net amount invested) excluding income and principal cash. At March 16, 2001, the Public Offering Price per Unit was $29.4940 (see "Public Offering" in Part
Two). The minimum purchase is $2,000 ($1,000 for Individual Retirement Accounts or other retirement plans).

        Please retain all parts of this Prospectus for future reference.

-------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------
                              NIKE SECURITIES L.P.
                                     Sponsor

THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 139
COMMUNICATION CONVERGENCE TRUST, SERIES 1

SUMMARY OF ESSENTIAL INFORMATION
AS OF MARCH 16, 2001
--------------------------------------------------------------------------------


Sponsor:     Nike Securities L.P.
Evaluator:   First Trust Advisors L.P.
Trustee:     The Chase Manhattan Bank


GENERAL INFORMATION

NUMBER OF UNITS                                                      2,106,818

FRACTIONAL UNDIVIDED INTEREST IN THE TRUST PER UNIT                1/2,106,818

PUBLIC OFFERING PRICE:
  Aggregate Value of Securities in the Portfolio                $   60,301,745
  Aggregate Value of Securities per Unit                        $      28.6222
  Income and Principal cash in the Portfolio                    $      (28,250)
  Income and Principal cash per Unit                            $       (.0134)
  Sales Charge 3.093% (3.0% of Public Offering Price,
    excluding income and principal cash)                        $        .8852
  Public Offering Price per Unit                                $      29.4940

REDEMPTION PRICE AND SPONSOR'S REPURCHASE PRICE PER UNIT
  ($.8852 less than the Public Offering Price per Unit)         $      28.6088

DATE TRUST ESTABLISHED                                        January 22, 1996

MANDATORY TERMINATION DATE                                    February 1, 2002

Evaluator's Annual Fee: $2,500 per year. Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading (4:00 p.m. Eastern time) on the New York Stock Exchange on each day on which it is open.
Supervisory fee payable to an affiliate  of the  Sponsor:  Maximum of $.0035 per unit outstanding annually.
Bookkeeping  and  administrative  expenses  payable to the  Sponsor:  Maximum of
  $.0010 per unit outstanding annually.
Annual amortization of organization and offering costs: $5,702 annually. Trustee's Annual Fee: $.0074 per Unit outstanding.
Capital Distribution Record Date and Distribution Date: Distributions from the
  Capital Account will be made monthly payable on the fifteenth day of the month to unit holders of record on the first day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.
Income Distribution Record Date:  First day of each December.
Income Distribution Date:  The fifteenth day of each December.
A Unit holder who owns at least 2,500 Units may request an "In-Kind
  Distribution" upon redemption or upon termination of the Trust. See "Income and Capital Distributions" in Part Two.

INDEPENDENT AUDITORS' REPORT


The Unit Holders of The First Trust Special Situations Trust, Series 139, Communications Convergence Trust, Series 1:

We have audited the accompanying statement of assets and liabilities of The First Trust Special Situations Trust, Series 139, Communications Convergence Trust, Series 1 (the "Trust"), including the schedule of investments, as of December 31, 2000, and the related statements of operations and of changes in net assets for the year then ended. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audit. The Trust's financial statements for the years ended December 31, 1999 and 1998 were audited by other auditors whose report, dated April 7, 2000, expressed an unqualified opinion on those statements.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trust's Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of The First Trust Special Situations Trust, Series 139, Communications Convergence Trust, Series 1 at December 31, 2000, and the results of its operations and changes in its net assets for the year then ended in conformity with accounting principles generally accepted in the United States of America.





Deloitte & Touche LLP
Chicago, Illinois
April 16, 2001

THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 139
COMMUNICATIONS CONVERGENCE TRUST, SERIES 1

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2000
-------------------------------------------------------------------------------


ASSETS

SECURITIES, AT MARKET VALUE (Cost, $21,694,905) (Note 1)           $77,208,632

CASH                                                                    17,827

DIVIDENDS RECEIVABLE                                                    22,914

UNAMORTIZED DEFERRED ORGANIZATION AND OFFERING COSTS                       326

RECEIVABLE FROM INVESTMENT TRANSACTIONS                                 21,808
                                                                    ----------

                                                                   $77,271,507
                                                                   ===========

LIABILITIES AND NET ASSETS

LIABILITIES:
  Accrued liabilities                                             $      3,670
  Unit redemptions payable                                             147,076
                                                                  ------------

           Total liabilities                                           150,746

NET ASSETS, APPLICABLE TO 2,203,145 OUTSTANDING
  UNITS OF FRACTIONAL UNDIVIDED INTEREST:
  Cost of Trust assets (Note 1)                                     21,694,905
  Net unrealized appreciation (Note 2)                              55,513,727
  Distributable funds (deficit)                                        (87,871)
                                                                 -------------

                                                                    77,120,761
                                                                 -------------

TOTAL LIABILITIES AND NET ASSETS                                   $77,271,507
                                                                  ============

NET ASSET VALUE PER UNIT                                           $   35.0048
                                                                   ===========


See notes to financial statements.

THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 139
COMMUNICATIONS CONVERGENCE TRUST, SERIES 1

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2000
-------------------------------------------------------------------------------

Number of                                                                           Market
Shares       Name of Issuer of Equity Securities                                    Value

                                COMMUNICATIONS
             COMPUTER NETWORKING:
 16,841        3Com Corporation                                                  $    143,149
 19,684        Cabletron Systems, Inc.                                                296,500
172,829  (c)   Cisco Systems, Inc.                                                  6,610,709
 25,058  (f)   Palm, Inc.                                                             709,467
             INFORMATION HIGHWAY EQUIPMENT:
 23,488        Alcatel Alsthom                                                      1,313,872
             INFORMATION HIGHWAY SERVICES:
 49,472        AT&T Corporation                                                       856,509
 22,392        Alltel Corporation                                                   1,398,112
  1,062  (g)   Avaya, Inc.                                                             10,952
 29,468        BellSouth Corporation                                                1,206,361
 12,753        Lucent Technologies, Inc.                                              172,165
 72,654        Qwest Communications International, Inc.                             2,978,814
 29,191        SBC Communications, Inc.                                             1,393,870
             WIRELESS COMMUNICATIONS:
 61,894        Vodafone Group Plc (ADR) (formerly Vodafone Airtouch Plc)            2,216,610
 14,118        Worldcom, Inc. (formerly MCI Worldcom, Inc.)                           197,652

                                  COMPUTERS
             COMPUTER SOFTWARE:
 32,325        Intuit, Inc.                                                         1,274,833
 61,777        Microsoft Corporation                                                2,687,300
216,783  (a)   Oracle Systems Corporation                                           6,300,364
             COMPUTER SYSTEMS:
  6,333  (e)   Agilent Technologies, Inc.                                             346,732
 69,726        Compaq Computer Corporation                                          1,049,376
 32,957  (c)   Hewlett-Packard Company                                              1,040,222
254,730  (c)   Sun Microsystems, Inc.                                               7,100,599
             DISTRIBUTORS AND INTEGRATORS:
 36,651        Arrow Electronics, Inc.                                              1,049,135
             ELECTRONICS:
 44,127  (b)   Molex, Inc.                                                          1,566,508
             ELECTRONICS MANUFACTURING SERVICES:
120,653  (c)   Sanmina Corporation                                                  9,245,036
145,872  (c)   Solectron Corporation                                                4,945,061
             SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT:
 95,895  (c)   Intel Corporation                                                    2,900,824
 54,856  (d)   Lam Research Corporation                                               795,412
 40,613  (d)   Motorola, Inc.                                                         822,413

                       ENTERTAINMENT AND INFORMATION
             ENTERTAINMENT:
 33,135        Disney (Walt) Company                                                  958,861
 34,425        Time Warner, Inc.                                                    1,798,362
             INFORMATION PROVIDERS:
296,481        America Online, Inc.                                                10,317,539
 20,501        First Data Corporation                                               1,080,157
             OTHER:
 51,875  (h)   Viacom, Inc. (Class B)                                               2,425,156
                                                                                  -----------

              TOTAL INVESTMENTS                                                   $77,208,632
                                                                                  ===========




THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 139
COMMUNICATIONS CONVERGENCE TRUST, SERIES 1

SCHEDULE OF INVESTMENTS (Continued)
DECEMBER 31, 2000
-------------------------------------------------------------------------------

(a)  The number of shares reflects the effect of two, two for one stock splits.

(b)  The number of shares reflects the effect of a five for four stock split.

(c)  The number of shares reflects the effect of a two for one stock split.

(d)  The number of shares reflects the effect of a three for one stock split.

(e)  In June 2000, Hewlett-Packard ("HP"), spun off Agilent Technologies, Inc. ("Agilent").
     Each shareholder of HP received .3814 shares of Agilent for each share of HP held.

(f)  In July 2000, 3Com Corporation ("3Com") spun off Palm, Inc. ("Palm").  Each shareholder of 3Com received 1.4832 shares of Palm for each share of 3Com held.

(g)  In September 2000, Lucent Technologies, Inc. ("Lucent") spun off Avaya, Inc. ("Avaya").
     Each shareholder of Lucent received .0833 shares of Avaya for each share of Lucent held.

(h)  In May 2000, CBS Corporation ("CBS") was acquired by Viacom, Inc. ("Viacom").  Each shareholder of CBS received 1.0850 shares of Viacom for each share of CBS held.


See notes to financial statements.

THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 139
COMMUNICATIONS CONVERGENCE TRUST, SERIES 1

STATEMENTS OF OPERATIONS
YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998
-------------------------------------------------------------------------------


                                                         2000            1999            1998

DIVIDENDS                                          $    198,129    $    234,596    $    188,505

 EXPENSES:
   Trustee's fees and related expenses                  (25,181)        (33,068)        (39,660)
   Evaluator's fees                                      (2,500)         (2,500)         (2,500)
   Supervisory fees                                      (9,291)        (10,741)        (12,802)
   Administrative fees                                   (2,091)         (3,084)         (3,658)
   Amortization of organization
     and offering costs                                  (5,702)         (5,702)         (5,702)
                                                   ------------    ------------    ------------

            Total expenses                              (44,765)        (55,095)        (64,322)
                                                   ------------    ------------    ------------

 Investment income - net                                153,364         179,501         124,183

 NET GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss)                          14,943,733      12,861,161       4,524,124
   Change in net unrealized appreciation or
     depreciation                                   (47,233,441)     48,203,942      36,237,216
                                                   ------------    ------------    ------------

            Net gain (loss) on investments          (32,289,708)     61,065,103      40,761,340
                                                   ------------    ------------    ------------

 NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                      $ (32,136,344)     61,244,604      40,885,523
                                                  =============    ============    ============


See notes to financial statements.

THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 139
COMMUNICATIONS CONVERGENCE TRUST, SERIES 1

STATEMENTS OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER. 31, 2000, 1999 AND 1998
-------------------------------------------------------------------------------


                                                               2000                  1999                1998

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS:
  Investment income - net                                  $    153,364          $    179,501           $    124,183
  Net realized gain (loss) on investments                    14,943,733            12,861,161              4,524,124
  Change in net unrealized appreciation or
    depreciation on investments                             (47,233,441)           48,203,942             36,237,216
                                                          -------------          ------------           ------------

                                                            (32,136,344)           61,244,604             40,885,523

UNIT REDEMPTIONS
 (381,119, 533,150 and 586,623 in
  2000, 1999 and 1998, respectively)                        (18,819,372)          (17,778,612)           (10,265,067)

DISTRIBUTIONS TO UNIT HOLDERS:
  Investment income - net                                      (157,057)             (138,339)              (125,511)
  Principal from investment transactions                          -                  (271,988)                 -
                                                          -------------          ------------          -------------

                                                               (157,057)             (410,327)              (125,511)
                                                             ----------            ----------          -------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                     (51,112,773)           43,055,665             30,494,945

NET ASSETS:
  Beginning of year (representing
    2,584,264, 3,117,414 and 3,704,037 units
    outstanding at December 31, 1999, 1998
    and 1997, respectively                                  128,233,534            85,177,869             54,682,924
                                                           ------------           -----------            -----------

  End of year (including distributable funds
    (deficit) applicable to Trust units
    of $(87,871), $127,904 and $20,368 at
    December 31, 2000, 1999 and 1998, respectively)
                                                         $   77,120,761         $ 128,233,534          $   85,177,869
                                                         ==============         =============          ==============


TRUST UNITS OUTSTANDING
  AT THE END OF YEAR                                          2,203,145             2,584,264               3,117,414
                                                              =========             =========               =========


See notes to financial statements.

THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 139
COMMUNICATIONS CONVERGENCE TRUST, SERIES 1

NOTES TO FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998
-------------------------------------------------------------------------------


1.    SIGNIFICANT ACCOUNTING POLICIES

      Communications Convergence Trust, Series 1 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks issued by communications, technology and broadcasting companies.

      Security Valuation - The equity securities are stated at the closing sale prices of listed equity securities and the bid prices of over-the-counter traded equity securities as reported by First Trust Advisors L.P. (the "Evaluator"), an affiliate of Nike Securities, L.P. (the "Sponsor").

      Dividend Income - Dividends on each equity security are recognized on such equity security's ex-dividend date.

      Security Cost - Cost of the equity securities is based on the market value of such securities on the dates the securities were deposited in the Trust. The cost of securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

      Federal Income Taxes - The Trust is not taxable for federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for federal income taxes.

      Expenses of the Trust - The Trust pays a fee for Trustee services to The Chase Manhattan Bank of $.0074 per annum per unit outstanding based on the largest aggregate number of units outstanding during the year. In addition, beginning in 1997, the Evaluator received an annual fee of $2,500; previously, the Evaluator's fee was based on $.0017 per unit outstanding. The Trust also pays recurring financial reporting costs, an annual supervisory fee payable to an affiliate of the Sponsor and an annual administrative fee payable to the Sponsor.

      Organization and Offering Costs - The Trust has paid a portion of its organization and offering costs, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs, totaling $28,508, have been deferred and are being amortized over five years from the Initial Date of Deposit.

2.    NET UNREALIZED APPRECIATION

      An analysis of net unrealized appreciation at December 31, 2000 follows:

         Unrealized appreciation                     $  56,551,552
         Unrealized depreciation                        (1,037,825)
                                                     -------------

         Total                                       $  55,513,727
                                                     =============

3.    OTHER INFORMATION

      Cost to Investors - The cost to initial investors of units of the Trust was based on the aggregate underlying value of the equity securities on the date of an investor's purchase, plus a sales charge of 4.9% of the public offering price which is equivalent to approximately 5.152% of the net amount invested.

      Distributions to Unit Holders - Income distributions to unit holders are made on the fifteenth day of December to unit holders of record on the first day of December. Capital distributions to unit holders, if any, are made on the fifteenth day of each month to unit holders of record on the first day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, capital distributions, if any, will be made in December of each year.

      Selected Data for a Unit of the Trust Outstanding Throughout Each Year - Dividend income, Expenses, and Investment income - net per unit have been calculated based on the weighted-average number of units outstanding during each year. Distributions to unit holders of Investment income - net and Principal from investment transactions per unit reflect the Trust's actual distributions.

                                                Year Ended December 31
                                    -------------------------------------------
                                            2000           1999          1998

Dividends                               $  .0838       $  .0840      $  .0557
Expenses                                  (.0189)        (.0197)       (.0190)
                                       ---------       ---------     --------

Investment income - net                    .0649          .0643         .0367

Distributions to unit holders:
  Investment income - net                 (.0706)        (.0531)       (.0399)
  Principal from investment
    transactions                             -           (.1044)          -

Net gain (loss) on investments          (14.6104)       22.3909       12.5633
                                      ----------      ---------       -------

Total increase (decrease) in
  net assets                            (14.6161)       22.2977       12.5601

Net assets:
  Beginning of year                      49.6209        27.3232       14.7631
                                       ---------      ---------       -------

  End of year                        $   35.0048    $   49.6209    $  27.3232
                                     ===========    ===========    ==========

                                     ******

THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 139
COMMUNICATIONS CONVERGENCE TRUST, SERIES 1

PART ONE
MUST BE ACCOMPANIED BY PART TWO AND PART THREE
-------------------------------------------------------------------------------


                                   PROSPECTUS



      SPONSOR:                    Nike Securities L.P.
                                  1001 Warrenville Road
                                  Lisle, Illinois  60532
                                  (800) 621-1675

      TRUSTEE:                    The Chase Manhattan Bank
                                  4 New York Plaza, 6th Floor
                                  New York, New York 10004-2413

      LEGAL COUNSEL               Chapman and Cutler
      TO SPONSOR:                 111 West Monroe Street
                                  Chicago, Illinois 60603

      LEGAL COUNSEL               Carter, Ledyard & Milburn
      TO TRUSTEE:                 2 Wall Street
                                  New York, New York 10005

      INDEPENDENT                 Deloitte & Touche LLP
      AUDITORS:                   180 North Stetson Avenue
                                  Chicago, Illinois 60601


This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.




THE FIRST TRUST OF INSURED MUNICIPAL BONDS, SERIES 25
3,883 UNITS



PROSPECTUS
Part One
Dated April 26, 2000

NOTE:     Part One of this Prospectus may not be distributed unless
accompanied by Part Two and Part Three.

In the opinion of Counsel, interest income to the Trust and to Unit holders, with certain exceptions, is exempt under existing law from all Federal income taxes, but may be subject to state and local taxes. Capital gains, if any, are subject to tax.


The Trust
The First Trust of Insured Municipal Bonds, Series 25 (the "Trust") is an insured and fixed portfolio of interest-bearing obligations issued by or on behalf of municipalities and other governmental authorities, the interest on which is, in the opinion of recognized bond counsel to the issuing governmental authorities, exempt from all Federal income taxes under existing law. At March 16, 2000, each Unit represented a 1/3,883 undivided interest in the principal and net income of the Trust (see "The Fund" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.


Public Offering Price
The Public Offering Price of the Units is equal to the aggregate value of the Bonds in the Portfolio of the Trust divided by the number of Units outstanding, plus a sales charge of 4.8% of the Public Offering Price (5.042% of the amount invested). At March 16, 2000, the Public Offering Price per Unit was $416.57 plus net interest accrued to date of settlement (three business days after such date) of $1.85, $1.85 and $7.99 for the monthly, quarterly and semiannual distribution plans, respectively (see "Market for Units" in Part Two).

 Please retain all parts of this Prospectus for future reference.



THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



                       NIKE SECURITIES L.P.
                                     Sponsor

Estimated Current Return and Estimated Long-Term Return Estimated Current Return to Unit holders under the semi-annual distribution plan was 5.74% per annum on March 16, 2000, and 5.65% and 5.69% under the monthly and quarterly distribution plans, respectively. Estimated Long-Term Return to Unit holders under the semi-annual distribution plan was 4.97% per annum on March 16, 2000, and 4.87% and 4.91% under the monthly and quarterly distribution plans, respectively. Estimated Current Return is calculated by dividing the estimated net annual interest income per Unit by the Public Offering Price. The Estimated Long-Term Return is calculated using a formula which (1) takes into consideration, and determines and factors in the relative weightings of the market values, yields (which take into account the amortization of premiums and the accretion of discounts) and estimated retirements of all of the Bonds in the Trust and (2) takes into account a compounding factor and the expenses and sales charge associated with each Unit of the Trust. Since the market values and estimated retirements of the Bonds and the expenses of the Trust will change, there is no assurance that the present Estimated Current Return and Estimated Long-Term Return indicated above will be realized in the future. Estimated Current Return and Estimated Long-Term Return are expected to differ because the calculation of the Estimated Long-Term Return reflects the estimated date and amount of principal returned while the Estimated Current Return calculations include only Net Annual Interest Income and Public Offering Price. The above figures are based on estimated per Unit cash flows. Estimated cash flows will vary with changes in fees and expenses, with changes in current interest rates, and with the principal prepayment, redemption, maturity, call, exchange or sale of the underlying Bonds. See "What are Estimated Current Return and Estimated Long-Term Return?" in Part Two.














INDEPENDENT AUDITORS' REPORT


The Unit Holders of The First Trust
of Insured Municipal Bonds, Series 25:

We have audited the accompanying statement of assets and liabilities, including the portfolio, of The First Trust of Insured Municipal Bonds, Series 25 as of December 31, 2000, and the related statements of operations and changes in net assets for each of the three years in the period then ended. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 20001999, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audits provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The First Trust of Insured Municipal Bonds, Series 25 at December 31, 20001999, and the results of its operations and changes in its net assets for each of the three years in the period then ended in conformity with accounting principles generally accepted in the United States.







________April 7, 20010









THE FIRST TRUST OF INSURED MUNICIPAL BONDS, SERIES 25

NOTES TO FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998


1. SIGNIFICANT ACCOUNTING POLICIES

   Security Valuation - Bonds are stated at values as determined by Securities Evaluation Service, Inc. (the "Evaluator"), certain shareholders of which are officers of the Sponsor. The bond values are based on (1) current bid prices for the bonds obtained from dealers or brokers who customarily deal in bonds comparable to those held by the Trust, (2) current bid prices for comparable bonds, (3) appraisal or (4) any combination of the above (see Note 3).

   Security Cost - The Trust's cost of its portfolio is based on the offering prices of the bonds on the Date of Deposit, May 3, 1977. The premium or discount (including original issue discount) existing at the Date of Deposit is not being amortized. Realized gain (loss) from bond transactions is reported on an identified cost basis. Sales and redemptions of bonds are recorded on the trade date.

   Federal Income Taxes - The Trust is not taxable for Federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for Federal income taxes.

   Expenses of the Trust - In addition to insurance coverage acquired by the Trust (see Note 3), the Trust pays a fee for Trustee services to The Chase Manhattan Bank which is based on $1.24, $.98 and $.69 per $1,000 principal amount of bonds for those portions of the Trust under the monthly, quarterly and semi-annual distribution plans, respectively. Additionally, a fee of $35 per week is payable to the Evaluator and the Trust pays all related expenses of the Trustee and recurring financial reporting costs.

2. UNREALIZED APPRECIATION AND DEPRECIATION

   An analysis of net unrealized appreciation at December 31, 2000 follows:



3. INSURANCE

   The issuer of one bond issue in the Trust acquired insurance coverage which provides for the payment, when due, of all principal and interest on those bonds (see Note (c) to portfolio); the Trust has acquired similar insurance coverage on all other bonds in its portfolio. While insurance coverage acquired by an issuer of bonds continues in force so long as the bonds are outstanding and the insurer remains in business, insurance coverage acquired by the Trust is effective only while the bonds are owned by the Trust and, in the event of disposition of such a bond by the Trustee, the insurance terminates as to such bond on the date of disposition. Annual insurance premiums payable by the Trust in future years, assuming no change in the portfolio, would be $1,955.

   The valuation of bonds does not include any amount attributable to the insurance acquired by the Trust as there has been no default in the payment of principal or interest on the bonds in the portfolio as of the date of these financial statements and, in the opinion of the Sponsor, the bonds are being quoted in the market at a value which does not reflect a significant risk of such default. If, in the future, the value of specific bonds were to include an amount attributable to the insurance acquired by the Trust, (a) it is the present intent of the Sponsor to instruct the Trustee not to dispose of such bonds and (b) under certain extreme circumstances, the Sponsor may apply to the Securities and Exchange Commission for an order permitting a full or partial suspension of the right of unit holders to redeem their units.

4. OTHER INFORMATION

   Cost to Investors - The cost to initial investors of units of the Trust was based on the aggregate offering price of the bonds on the date of an investor's purchase, plus a sales charge of 4.5% of the public offering price which is equivalent to approximately 4.712% of the net amount invested.

   Distributions of Net Interest Income - Distributions of net interest income to unit holders are made monthly, quarterly or semiannually. Such income distributions per unit, on an accrual basis, were as follows:





                              ******
THE FIRST TRUST OF INSURED MUNICIPAL BONDS, SERIES 25

PART ONE
MUST BE ACCOMPANIED BY PART TWO AND PART THREE



                                   PROSPECTUS


SPONSOR:                      Nike Securities L.P.
                              1001 Warrenville Road
                              Lisle, Illinois  60532
                              (800) 621-1675

TRUSTEE:                      The Chase Manhattan Bank
                              4 New York Plaza, 6th Floor
                              New York, New York  10004-2413

LEGAL COUNSEL                 Chapman and Cutler
TO SPONSOR:                   111 West Monroe Street
                              Chicago, Illinois  60603

LEGAL COUNSEL                 Carter, Ledyard & Milburn
TO TRUSTEE:                   2 Wall Street
                              New York, New York  10005

INDEPENDENT                   Ernst & Young LLP
AUDITORS:                     Sears Tower
                              233 South Wacker Drive
                              Chicago, Illinois  60606

This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.


            FORM 2215S--RECORD OF REPORT ISSUANCE
General                    4120

Name of     NIKE SECURITIES LP
client

Name of reporting entity (if    The First Trust of Insured
other than client)              Municipal Bonds, Series 25

Service authorization     NIK-0228
no. (incl. div.)

SIC code (of
reporting entity)

Client (DUNS) no.
(optional)

                                 Yes              No

       Public entity?* Client:

             Reporting entity:

       SEC Engagement? Client:

             Reporting entity:

Description of report document (including date and periods covered by report)



Date of report

Date report issued

AAPMS paragraph from which the report was developed (If no AAPMS reference is available, indicate source used to develop report)



Working Paper Review (Names of individuals)
                                            Special
Primar             Overrid                  :
y:                 ing:                     (GEN
                                            630)

Report and Related Client Presentation (Name of individual
and initials to indicate completion)
                                    Concurri
Drafted                      ng
by:                          Review
                             by:
                                  Final Report
Reference                Document
s                        Checked
Checked                  by:(optional)
by:

             Manager___________
Primary      _                   Report
Review                           Signed
by:          Partner___________  by:
             --

Proofread by:
(If typed by our Report
Department)

Name(s) and title(s) of client's representative(s) with whom the report and related client presentations were reviewed, date of review, and by whom



To Be Completed by the Audit Client Service Partner
                                            Ye    No    N/
                                            s           A
Has greater than normal engagement risk been identified? If the answer to the above question was "yes," has the Professional Practice Director (or designee) concurred in our response to the greater than normal engagement risk as required by AAPMS AUD 03? Have you considered the requirements under "Client Continuance Considerations" in AAPMS GEN 201 and tentatively concluded that we should continue to serve this client? Where required, was a preissuance/prefiling review of the report performed by National Office (SEC Services) (see AAPMS GEN
630)? Where required, was a special review of the working papers performed (see AAPMS GEN 630)?

Concurring Review Information
Has the following information been submitted with the report draft to the Concurring Reviewer when the report concerns our audit of, or accounting services with respect to, a client's financial statements or other presentation (see AAPMS AUD 26)?

                              Yes    N/A       Comments
Prior-year financial statements and related auditors' or accountants' report Audit planning memorandum(s) or equivalent documentation concerning identified audit risks, our planned audit responses thereto, and our preliminary determination of materiality Form 1210S, Assessment of Fraud, Control Environment, and Engagement Risk Summary evaluation of misstatements Explanations of "no" answers to Audit Supervision and Review Questionnaires (Forms 1910S and 2315S) Explanations of "no" answers to Form 2224S, Questionnaire Concerning Compliance With Accounting Pronouncements Explanations of "no" answers to any applicable SEC questionnaire or checklist (Forms 2411) Memorandum(s) (1) concerning significant issues affecting financial statements (including documentation of any consultations on accounting, auditing, or reporting matters), (2) describing other significant accounting, auditing, and reporting matters, and (3) concerning any noncompliance of the financial statements with professional pronouncements or, where applicable, regulatory requirements Audit summary memorandum Appropriately signed, dated, and tailored management representation letter(s)

To Be Completed by the Concurring Reviewer        Ye    N/
                                                  s     A
If the financial statements relate to an SEC engagement, do you have previous experience as an audit Client Service Partner on an SEC engagement? If much greater than normal engagement risk has been identified or this is our first audit, did you review the audit planning memorandum or equivalent documentation concerning engagement risks and risks at the account and potential- error level, our audit responses thereto, and our preliminary determination of materiality, prior to the completion of significant interim fieldwork? (Indicate the date of the review____________________) Did you discuss significant accounting, auditing, and financial reporting matters with the audit Client Service Partner? Did you discuss the audit engagement team's identification and audit of high-risk transactions and account balances? Did you review documentation of the resolution of significant accounting, auditing, and financial reporting matters, including documentation of consultation with firm personnel or resources external to the firm's organization? If uncertainty exists about the client's ability to continue as a going concern, have you challenged the conclusions of the engagement team in compliance with AAPMS AUD 26? Did you confirm with the audit Client Service Partner that there are no significant unresolved matters?

In connection with performing the concurring review of the report described above, I have read the financial statements (or other financial information) and our report thereon and have performed an objective review of the matters that I considered to be the significant accounting, auditing, and reporting considerations. My review was performed in accordance with AAPMS AUD 26 and included appropriate discussions with the audit Client Service Partner and a review of the documents described above and of any additional working papers that I considered necessary in the circumstances. All significant matters arising as a result of this concurring review have been resolved to my satisfaction. Based on all of the relevant facts and circumstances of which I have knowledge, there are no matters that have come to my attention that would cause me to believe:

o _____ That the client's financial statements covered by the firm's audit report are not in conformity with generally accepted accounting principles (or other comprehensive basis of accounting) in all material respects (or if not in conformity with such basis, that our auditors' report has not been appropriately modified)

o _____ That the audit was not performed in accordance with generally accepted auditing standards.
Signature of
Concurring                              Dat
Reviewer                                e

To Be Completed by the Audit Client Service Partner I have reviewed this Record of Report Issuance and I am satisfied that all the necessary reviews have been completed and there are no pending evidential matters, subsequent events, or other matters to be considered before issuance of the report.
Signature of
audit Client                            Dat
Service                                 e
Partner

Distribution of Report Copies
                                         Method    No of
     To Whom             Address           of      Copies
                                        Delivery






Others (attach listing) To this office (including copy for Report Archive File) Total



o _____ A public entity is defined as follows: any entity (a) whose securities trade in a public market either on a stock exchange (domestic or foreign) or in the over-the-counter market, including securities quoted only locally or regionally, (b) that makes a filing with a regulatory agency in preparation for the sale of any class of its securities in a public market, or (c) a subsidiary, corporate joint venture, or other entity controlled by an entity covered by (a) or (b).







                 COMMUNICATIONS CONVERGENCE TRUST SERIES

              The First Trust (R) Special Situations Trust

PROSPECTUS                            NOTE: THIS PART THREE PROSPECTUS
Part Three                                       MAY ONLY BE USED WITH
Dated April 30, 2001                             PART ONE AND PART TWO

The Trusts. The Trusts consist of common stocks issued by communications, technology and broadcasting companies. See "Portfolio" appearing in Part One for each Trust.

The Objective of the Trusts. The objective of each Trust is to provide for potential capital appreciation by investing a Trust's portfolio in common stocks issued by communications, technology and broadcasting companies ("Equity Securities"). There is, of course, no guarantee that the objective of the Trusts will be achieved.

Portfolio. The Trusts consist of different issues of Equity Securities issued by communications, technology and broadcasting companies and are listed on a national securities exchange or The Nasdaq Stock Market or are traded in the over-the-counter market. An investment in Units of a Trust should be made with an understanding of the problems and risks inherent in the communications, technology and broadcasting industries in general.

An investment in a Trust should represent only a portion of a balanced investment portfolio.

The market for high-technology communications products and services is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of the issuers of the Equity Securities depends in substantial part on the timely and successful introduction of new products and services. An unexpected change in one or more of the technologies affecting an issuer's products or in the market for products based on a particular technology could have a material adverse affect on an issuer's operating results. Furthermore, there can be no assurance that the issuers of the Equity Securities will be able to respond in a timely manner to compete in the rapidly developing marketplace.

Based on trading history of common stock, factors such as announcements of new products, development of new technologies and general conditions of the industry have caused and are likely to cause the market price of high-technology common stocks to fluctuate substantially. In addition, technology company stocks have experienced extreme price and volume fluctuations that often have been unrelated to the operating performance of such companies. This market volatility may adversely affect the market price of the Equity Securities and therefore the ability of a Unit holder to redeem Units at a price equal to or greater than the original price paid for such Units.

Some key components of certain products of technology issuers are currently available only from single sources. There can be no assurance that in the future suppliers will be able to meet the demand for their products in a timely and cost effective manner. Accordingly, an issuer's operating results and customer relationships could be adversely affected by either an increase in price for, or an interruption or reduction in supply of, any key components. Additionally, many technology issuers are characterized by a highly concentrated customer base consisting of a limited number of large customers who may require product vendors to comply with rigorous industry standards. Any failure to comply with such standards may

ALL PARTS OF THE PROSPECTUS SHOULD BE RETAINED FOR FUTURE REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

result in a significant loss or reduction of sales. Because many products and technologies of these companies are incorporated into other products, such companies are often highly dependent on the performance of the personal computer, electronics and telecommunications industries. There can be no assurance that these customers will place additional orders, or that an issuer of Equity Securities will obtain orders of similar magnitude as they have in the past. Similarly, the success of certain technology companies is tied to a relatively small concentration of products or technologies. Accordingly, a decline in demand for such products or technologies or from such customers could have a material adverse impact on issuers of the Equity Securities.

Many technology companies rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by the issuers of the Equity Securities to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such issuers' technology.

Certain Equity Securities in the Trusts are in the communications industry and, as a result, the value of the Units of the Trusts may be susceptible to factors affecting the communications industry. The communications industry is subject to governmental regulation. However, as market forces develop, the government will continue to deregulate the communications industry, promoting vigorous economic competition and resulting in the rapid development of new communications technologies. The products and services of communications companies may be subject to rapid obsolescence. These factors could affect the value of a Trust's Units. For example, while telephone companies in the United States are subject to both state and federal regulations affecting permitted rates of returns and the kinds of services that may be offered, the prohibition against phone companies delivering video services has been lifted. This creates competition between phone companies and cable operators and encourages phone companies to modernize their communications infrastructure. Certain types of companies represented in a Trust's portfolio are engaged in fierce competition for a share of the market of their products. As a result, competitive pressures are intense and the stocks are subject to rapid price volatility. While a Trust's portfolio concentrates on the securities of established suppliers of traditional telecommunication products and services, the Trusts also invest in smaller communications companies which may benefit from the development of new products and services. These smaller companies may present greater opportunities for capital appreciation, and may also involve greater risk than large, established issuers. Such smaller companies may have limited product lines, market or financial resources, and their securities may trade less frequently and in limited volume than the securities of larger, more established companies. As a result, the prices of the securities of such smaller companies may fluctuate to a greater degree than the prices of securities of other issuers.

Public Offering Price. The applicable sales charge is reduced by a discount as indicated below for volume purchases (except for sales made pursuant to a "wrap fee account" or similar arrangements as set forth below):

                                               Sales
Number of Units                 Discount       Charge
_______________                 ________       ______
 10,000 to 24,999               0.90%          4.00%
 25,000 to 49,999               1.90%          3.00%
 50,000 to 100,000              2.90%          2.00%
100,000 or more                 3.65%          1.25%

Sales will be made to dealers and other selling agents at prices which reflect a concession or agency commission of 65% of the maximum sales charge.

Any such reduced sales charge shall be the responsibility of the party making the sale. The reduced sales charge structure will apply on all purchases of Units in a Trust by the same person on any one day from any one broker/dealer, bank or other selling agent. Additionally, Units purchased in the name of the spouse of a purchaser or in the name of a child of such purchaser under 21 years of age will be deemed, for the purposes of calculating the applicable sales charge, to be additional purchases by the purchaser. The reduced sales charges will also be applicable to a trustee or other fiduciary purchasing securities for a single trust estate or single fiduciary account. The purchaser must inform the broker/dealer, bank or other selling agent of any such combined purchase prior to the sale in order to obtain the indicated discount. In addition, with respect to the employees, officers and directors (including their immediate family members, defined as spouses, children, grandchildren, parents, grandparents, siblings, mothers-in-law, fathers-in-law, sons-in-law and daughters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons) of the Sponsor, J.C. Bradford & Co. and the broker/dealer, bank or other selling agent and their subsidiaries, the sales charge is reduced by 3.75% of the Public Offering Price for purchases of Units.

Units may be purchased at the Public Offering Price less the concession the Sponsor typically allows to dealers and other selling agents for purchases by investors who purchase Units through registered investment advisers, certified financial planners or registered broker/dealers who in each case either charge periodic fees for financial planning, investment advisory or asset management services, or provide such services in connection with the establishment of an investment account for which a comprehensive "wrap fee" charge is imposed.

                 Communications Convergence Trust Series

              The First Trust (R) Special Situations Trust

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                 SPONSOR:    Nike Securities L.P.
                             1001 Warrenville Road
                             Lisle, Illinois 60532
                             (800) 621-1675

                 TRUSTEE:    The Chase Manhattan Bank
                             4 New York Plaza, 6th floor
                             New York, New York 10004-2413

            LEGAL COUNSEL    Chapman and Cutler
              TO SPONSOR:    111 West Monroe Street
                             Chicago, Illinois 60603

            LEGAL COUNSEL    Carter, Ledyard & Milburn
              TO TRUSTEE:    2 Wall Street
                             New York, New York 10005

              INDEPENDENT    Deloitte & Touche LLP
                AUDITORS:    180 N. Stetson Avenue
                             Chicago, Illinois 60601-6779

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

    PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE.

Page 3




              CONTENTS OF POST-EFFECTIVE AMENDMENT
                    OF REGISTRATION STATEMENT


     This Post-Effective Amendment of Registration Statement comprises the following papers and documents:

                          The facing sheet

                          The prospectus

                          The signatures

                          The Consent of Independent Auditors


                               S-1
                           SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the Registrant, The First Trust Special Situations Trust Series 139 COMMUNICATIONS CONVERGENCE TRUST, SERIES 1, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment of its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the Village of Lisle and State of Illinois on April 30, 2001

                     The First Trust Special Situations Trust
                       Series 139
                     COMMUNICATIONS CONVERGENCE TRUST, SERIES 1
                                    (Registrant)
                     By   NIKE SECURITIES L.P.
                                    (Depositor)


                     By   Robert M. Porcellino
                          Senior Vice President

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment of Registration Statement has been signed below by the following person in the capacity and on the date indicated:

Signature                  Title                      Date

David J. Allen        Sole Director of    )
                      Nike Securities     )
                        Corporation,      )    April 30, 2001
                    the General Partner   )
                  of Nike Securities L.P. )
                                          )
                                          )  Robert M. Porcellino
                                          )    Attorney-in-Fact**


* The title of the person named herein represents his capacity in and relationship to Nike Securities L.P., Depositor.

** An executed copy of the related power of attorney was filed with the Securities and Exchange Commission in connection with the Amendment No. 1 to Form S-6 of The First Trust Combined Series 258 (File No. 33-63483) and the same is hereby incorporated herein by this reference.

                               S-2
                  INDEPENDENT AUDITORS CONSENT


We consent to the use in this Post-Effective Amendment to this Registration Statement of The First Trust Special Situations Trust Series of our report dated April 16, 2001 appearing in the Prospectus, which is a part of such Registration Statement, and to the reference to us under the heading "Experts" in such Prospectus.



Chicago, Illinois
April 30, 2001